ORGANIZATION AND PRINCIPAL ACTIVITIES - Subsidiaries (Details)	Dec. 31, 2021
TBNZ
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Up International
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tiger SG
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tiger Brokers SG
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
US Tiger Securities
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Beijing BHXS, Beijing WFOE
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tiger Fintech Holdings
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Beijing Yixin, Beijing WFOE
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Trading Front
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Wealthn
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Kastle
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tung Chi
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
TradeUp Securities
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tradeup
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Hangzhou U-Tiger
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
TFNZ
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tiger Services AU
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%
Tiger Brokers HK
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Effects Of Changes Net [Line Items]
Legal ownership (as a percent)	100.00%